Forward Warrant Agreement - Summary of Fair Value Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques (Detail) - Forward Warrant Agreement [Member]	Jun. 30, 2022 yr	Dec. 31, 2021 yr
Measurement Input, Expected Term [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.628
Measurement Input, Expected Term [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0
Measurement Input, Expected Term [Member] | Rigetti Holdings Inc [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		1.13
Measurement Input, Expected Term [Member] | Rigetti Holdings Inc [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		0.5
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	2.57
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0
Measurement Input, Risk Free Interest Rate [Member] | Rigetti Holdings Inc [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		0.43
Measurement Input, Risk Free Interest Rate [Member] | Rigetti Holdings Inc [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		0.19
Measurement Input Probability Of Occurring The Contingency [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	100
Measurement Input Probability Of Occurring The Contingency [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	50
Measurement Input Probability Of Occurring The Contingency [Member] | Rigetti Holdings Inc [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		100
Measurement Input Probability Of Occurring The Contingency [Member] | Rigetti Holdings Inc [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		50
Measurement Input, Share Price [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	3.67
Measurement Input, Share Price [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	3.39
Measurement Input, Share Price [Member] | Rigetti Holdings Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		10.29